POLICYHOLDERS' ACCOUNT BALANCES - Policyholder Account Balance, Guaranteed Minimum Crediting Rate (Details) $ in Millions	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 23,018	$ 20,141	$ 18,788	$ 4,677
Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	16,025	14,308	13,807	0
Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	6,993	$ 5,833	4,981	$ 4,677
0% - 1% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 4,023		4,206
0% - 1% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%
0% - 1% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%
0% - 1% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 758		$ 497
0% - 1% | Reinsurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%		0.00%
0% - 1% | Reinsurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
1% - 2% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 5,521		$ 5,517
1% - 2% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%
1% - 2% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%
1% - 2% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 0		$ 0
1% - 2% | Reinsurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
1% - 2% | Reinsurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
2% - 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 5,006		$ 2,503
2% - 3% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%
2% - 3% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%
2% - 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 0		$ 0
2% - 3% | Reinsurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
2% - 3% | Reinsurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Greater than 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%
Policyholders' account balance, total	$ 1,082		$ 1,070
Greater than 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			3.00%
Policyholders' account balance, total	16		$ 0
Other | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	393		511
Other | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	6,219		4,484
At Guaranteed Minimum | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	6,766		6,740
At Guaranteed Minimum | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
At Guaranteed Minimum | 0% - 1% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	3,353		$ 3,502
At Guaranteed Minimum | 0% - 1% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			0.00%
At Guaranteed Minimum | 0% - 1% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			1.00%
At Guaranteed Minimum | 0% - 1% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		$ 0
At Guaranteed Minimum | 1% - 2% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	772		$ 578
At Guaranteed Minimum | 1% - 2% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			1.00%
At Guaranteed Minimum | 1% - 2% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			2.00%
At Guaranteed Minimum | 1% - 2% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		$ 0
At Guaranteed Minimum | 2% - 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	1,618		$ 1,597
At Guaranteed Minimum | 2% - 3% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			2.00%
At Guaranteed Minimum | 2% - 3% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			3.00%
At Guaranteed Minimum | 2% - 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		$ 0
At Guaranteed Minimum | Greater than 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate			3.00%
Policyholders' account balance, total	$ 1,023		$ 1,063
At Guaranteed Minimum | Greater than 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%
Policyholders' account balance, total	$ 0		0
At Guaranteed Minimum | Other | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
At Guaranteed Minimum | Other | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
1 - 50 Basis Points Above | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	993		1,347
1 - 50 Basis Points Above | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	522		316
1 - 50 Basis Points Above | 0% - 1% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 5		$ 5
1 - 50 Basis Points Above | 0% - 1% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0001		0.0001
1 - 50 Basis Points Above | 0% - 1% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0050		0.0050
1 - 50 Basis Points Above | 0% - 1% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 522		$ 316
1 - 50 Basis Points Above | 1% - 2% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	460		592
1 - 50 Basis Points Above | 1% - 2% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
1 - 50 Basis Points Above | 2% - 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	515		744
1 - 50 Basis Points Above | 2% - 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
1 - 50 Basis Points Above | Greater than 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	13		6
1 - 50 Basis Points Above | Greater than 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
1 - 50 Basis Points Above | Other | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
1 - 50 Basis Points Above | Other | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
51 - 150 Basis Points Above | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	3,013		3,000
51 - 150 Basis Points Above | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	245		181
51 - 150 Basis Points Above | 0% - 1% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 571		$ 641
51 - 150 Basis Points Above | 0% - 1% | Direct Insurance | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0051		0.0051
51 - 150 Basis Points Above | 0% - 1% | Direct Insurance | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150		0.0150
51 - 150 Basis Points Above | 0% - 1% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 229		$ 181
51 - 150 Basis Points Above | 1% - 2% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	2,090		2,198
51 - 150 Basis Points Above | 1% - 2% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
51 - 150 Basis Points Above | 2% - 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	347		161
51 - 150 Basis Points Above | 2% - 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
51 - 150 Basis Points Above | Greater than 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	5		0
51 - 150 Basis Points Above | Greater than 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	16		0
51 - 150 Basis Points Above | Other | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
51 - 150 Basis Points Above | Other | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
> 150 Basis Points Above | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	4,860		2,209
> 150 Basis Points Above | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 7		$ 0
> 150 Basis Points Above | 0% - 1% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150		0.0150
Policyholders' account balance, total	$ 94		$ 58
> 150 Basis Points Above | 0% - 1% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	7		0
> 150 Basis Points Above | 1% - 2% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	2,199		2,149
> 150 Basis Points Above | 1% - 2% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
> 150 Basis Points Above | 2% - 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	2,526		1
> 150 Basis Points Above | 2% - 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
> 150 Basis Points Above | Greater than 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	41		1
> 150 Basis Points Above | Greater than 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
> 150 Basis Points Above | Other | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
> 150 Basis Points Above | Other | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	393		511
Other | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	6,219		4,484
Other | 0% - 1% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | 0% - 1% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | 1% - 2% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | 1% - 2% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | 2% - 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | 2% - 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | Greater than 3% | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | Greater than 3% | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	0		0
Other | Other | Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	393		511
Other | Other | Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders' account balance, total	$ 6,219		$ 4,484